Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	$ 76,107
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	78,737
Loans, Gross, Insurance Policy	1,093	$ 1,266
Real Estate Investments, Net	215	628
Other Investments	5,029	6,129
Other Limited Partnership Interests	1,639	1,846
Mortgage Loans on Real Estate	9,290	7,404
Short-term Investments	1,272	$ 1,796
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	57,289
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	59,899
Summary of Investments, Other than Investments in Related Parties, Fair Value	59,899
U.S. government and agency
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	11,872
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	12,916
Summary of Investments, Other than Investments in Related Parties, Fair Value	12,916
US States and Political Subdivisions Debt Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	3,520
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	3,858
Summary of Investments, Other than Investments in Related Parties, Fair Value	3,858
Public Utility, Bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	2,067
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	2,268
Summary of Investments, Other than Investments in Related Parties, Fair Value	2,268
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,000
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,103
Summary of Investments, Other than Investments in Related Parties, Fair Value	1,103
Other Corporate Bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	24,419
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	25,181
Summary of Investments, Other than Investments in Related Parties, Fair Value	25,181
Bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	42,878
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	45,326
Summary of Investments, Other than Investments in Related Parties, Fair Value	45,326
Mortgage Backed And Asset Backed Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	14,163
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	14,234
Summary of Investments, Other than Investments in Related Parties, Fair Value	14,234
Redeemable Preferred Stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	248
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	339
Summary of Investments, Other than Investments in Related Parties, Fair Value	339
Equity Securities, Investment Summary [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	280
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	300
Summary of Investments, Other than Investments in Related Parties, Fair Value	300
Industrial, Miscellaneous, and All Others [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	98
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	116
Summary of Investments, Other than Investments in Related Parties, Fair Value	116
Public Utility, Equities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	0
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	2
Summary of Investments, Other than Investments in Related Parties, Fair Value	2
Banks, Trust and Insurance, Equities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	2
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5
Summary of Investments, Other than Investments in Related Parties, Fair Value	5
Nonredeemable Preferred Stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	180
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	177
Summary of Investments, Other than Investments in Related Parties, Fair Value	177
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	9,290
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,093
Real estate and real estate joint ventures
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	215
Other limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,639
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,272
Other invested assets [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	$ 5,029